Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Revenue	¥ 691,139	$ 95,104	¥ 667,442
Cost of revenues	(573,329)	(78,893)	(576,913)
Gross profit	117,810	16,211	90,529
Sales and marketing expenses	(2,177)	(300)	(466)
General and administrative expenses	(36,580)	(5,034)	(36,457)
Research and development expenses	(39,061)	(5,375)	(34,945)
Provision for credit losses	(1,126)	(155)	(2,230)
Income from operations	38,866	5,347	16,431
Change in fair value of contingent consideration			(1,978)
Change in fair value of warrant liabilities			153
Change in fair value of investment in marketable security	3,764	518	65,148
Investments loss	(3,354)	(462)	(4,088)
Interest income, net	2,428	334	1,095
Other income, net	688	95	525
Foreign exchange gain, net	1,508	208	1,421
Income before income taxes	43,900	6,040	78,707
Income tax benefit (expense)	(7,673)	(1,056)	632
Net income	36,227	4,984	79,339
Less: net loss attributable to non-controlling interest	(5,693)	(783)	(2,247)
Net income attributable to the Company’s shareholders	41,920	5,767	81,586
Other comprehensive loss:
Other comprehensive loss - foreign currency translation adjustment	(608)	(84)	(498)
Comprehensive income	35,619	4,900	78,841
Less: comprehensive loss attributable to non-controlling interests	(5,693)	(783)	(2,247)
Comprehensive income attributable to the Company’s shareholders	¥ 41,312	$ 5,683	¥ 81,088
Weighted average number of shares
Basic (in Shares)	41,164,872	41,164,872	40,447,415
Diluted (in Shares)	41,461,415	41,461,415	40,660,023
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.02	$ 0.14	¥ 2.02
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.01	$ 0.14	¥ 2.01
Live streaming - consumable virtual items revenue
Revenue	¥ 671,308	$ 92,375	¥ 640,740
Live streaming - time based virtual item revenue
Revenue	12,516	1,722	11,890
Technical services and others
Revenue	¥ 7,315	$ 1,007	¥ 14,812